Covered Assets - Credit Risk Profile by Internally Assigned Grade by Loan Status Designation (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	$ 213,203	$ 362,248
Discount balance related to acquired loans	(34,483)	(66,301)
Covered loans, allowance for losses	(2,244)	0
Covered loans, net	176,476	295,947
Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	100,161	166,636
Covered loans, allowance for losses	0	0
Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	113,042	195,612
Covered loans, allowance for losses	(2,244)	0
Single-family residential
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	45,467	56,888
Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	23,067	28,460
Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	22,400	28,428
Construction - speculative
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	181	440
Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0	0
Construction - speculative | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	181	440
Construction - custom
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0	1,197
Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0	0
Construction - custom | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0	1,197
Land - acquisition & development
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	6,953	22,763
Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,364	4,810
Land - acquisition & development | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	5,589	17,953
Land - consumer lot loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	569	741
Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	73	245
Land - consumer lot loans | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	496	496
Multi-family
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	8,823	25,785
Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	6,598	18,852
Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,225	6,933
Commercial real estate
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	121,209	210,604
Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	51,336	89,499
Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	69,873	121,105
Commercial & industrial
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	14,386	24,365
Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	5,492	9,416
Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	8,894	14,949
HELOC
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	15,062	18,619
HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	11,777	14,750
HELOC | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,285	3,869
Consumer
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	553	846
Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	454	604
Consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	99	242
Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	20,261
Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	15,964
Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	523
Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,977
Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	64,391
Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	7,926
Pass
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	97.20%	95.60%
Pass | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	70,926
Grade as percentage of total gross assets	70.80%
Pass | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	64,208
Pass | Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	21,311
Pass | Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Pass | Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Pass | Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	972
Pass | Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	73
Pass | Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	6,598
Pass | Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	26,940
Pass | Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,801
Pass | HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	11,777
Pass | Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	454
Pass | Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	8,349
Pass | Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	15,585
Pass | Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	52
Pass | Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,804
Pass | Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	33,909
Pass | Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,509
Special mention
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.40%	0.50%
Special mention | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	115
Grade as percentage of total gross assets	0.10%
Special mention | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	700
Special mention | Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	115
Special mention | Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special mention | Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	700
Special mention | Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	2.40%	3.90%
Substandard | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	29,120
Grade as percentage of total gross assets	29.10%
Substandard | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	47,609
Substandard | Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,756
Substandard | Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard | Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard | Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	392
Substandard | Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard | Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard | Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	24,281
Substandard | Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,691
Substandard | HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard | Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard | Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	11,912
Substandard | Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	379
Substandard | Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	471
Substandard | Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,173
Substandard | Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	29,782
Substandard | Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,892
Doubtful
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Doubtful | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Grade as percentage of total gross assets	0.00%
Doubtful | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	525
Doubtful | Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful | Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	525
Loss
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Loss | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Grade as percentage of total gross assets	0.00%
Loss | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Single-family residential | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Construction - speculative | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Construction - custom | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Land - acquisition & development | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Land - consumer lot loans | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Multi-family | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Commercial real estate | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Commercial & industrial | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | HELOC | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Consumer | Acquired non-impaired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Pool 1 - Construction and land A&D | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Pool 2 - Single-family residential | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Pool 3 - Multi-family | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Pool 4 - HELOC & other consumer | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Pool 5 - Commercial real estate | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss | Pool 6 - Commercial & industrial | Credit-impaired acquired loans
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	$ 0